Long-Term Debt and Financial Liabilities, Failed Sale and Leaseback Agreement (Financial Liability) (Details) $ in Thousands		9 Months Ended
	Jun. 28, 2018 USD ($) Installment	Sep. 30, 2018 USD ($)	Sep. 30, 2017 USD ($)	Dec. 31, 2017 USD ($)
Secured Credit Facilities [Abstract]
Deposit made under sale and leaseback agreement	$ 1,325	$ 1,325	$ 0
Deposit, non-current		1,325		$ 0
Principal amount outstanding		$ 194,309		$ 196,450
Sale and Leaseback Agreement [Member]
Secured Credit Facilities [Abstract]
Sale and leaseback	26,500
Term of charter contract		8 years
Upfront charterhire payment	6,625
Deposit made under sale and leaseback agreement	$ 1,325
Minimum value maintenance ratio to be maintained	1.2
Deposit, non-current	$ 1,325
Number of consecutive payment installments | Installment	32
Frequency of periodic payment		Quarterly
Installment payment	$ 456
Balloon payment	$ 5,299
Principal amount outstanding		$ 19,420
Sale and Leaseback Agreement [Member] | LIBOR [Member]
Secured Credit Facilities [Abstract]
Margin on variable rate	4.00%